Income Taxes (Details) - Schedule of Unused Tax Losses - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unused Tax Losses [Abstract]
Mineral property interests	$ 9,894,000	$ 9,831,000
Equipment	361,000	360,000
Operating losses carried forward	17,195,000	15,396,000
Capital losses and other	4,303,000	3,750,000
Unrecognized deductible temporary differences	$ 31,753,000	$ 29,337,000